Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and contingencies
Schedule of future minimum lease payments
	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2017	1,737	269
2018	1,596	248
2019	1,596	248
2020	1,106	171
2021 and thereafter	—	—

Total payments	6,035	936

Schedule of future minimum payments under the cooperation agreements
	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2017	5,800	900
2018	5,800	900
2019	5,800	900
2020	5,800	900
2021	5,800	900
2022 and thereafter	59,967	9,300

Total payments	88,967	13,800